LONG TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Long-Term Investments	$ 9,952,880	$ 11,929,359
Other Long-Term Investments	7,171,659
Revenues		$ 2,000,000
Movies [Member]
Schedule of Investments [Line Items]
Long-Term Investments	10,086,617
Managed Real Estate Projects [Member]
Schedule of Investments [Line Items]
Long-Term Investments	7,171,659
Investment Income, Investment Expense	9,171,659
Proceeds from Sale of Long-Term Investments	2,000,000
Gain on Sale of Investments	100,000
Development Projects [Member]
Schedule of Investments [Line Items]
Investment Income, Investment Expense	2,757,700
Proceeds from Sale of Long-Term Investments	$ 3,000,000